Employee benefit expense (Tables)	12 Months Ended
Dec. 31, 2024
Employee benefits expense [Abstract]
Employee benefit expenses
2024 2023
Wages and salaries $ 386,686 $ 340,910
Statutory and company benefits 71,477 63,657
Expenses related to defined benefit plans [note 25] 10,929 5,572
Expenses related to defined contribution plans [note 25] 20,218 18,644
Equity-settled share-based compensation [note 24] 11,656 8,152
Cash-settled share-based compensation [note 24] 37,201 59,225
Total $ 538,167 $ 496,160